UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10065

Tax-Managed Small-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed Small-Cap Portfolio
April 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 98.1%
Security	Shares	Value
Aerospace & Defense — 2.7%
Hexcel Corp.	17,279	$ 1,109,485
Woodward, Inc.	24,640	4,000,550
		$ 5,110,035
Automobile Components — 3.6%
Dorman Products, Inc.(1)	63,132	$ 5,520,893
Visteon Corp.(1)	12,847	1,421,264
		$ 6,942,157
Banks — 7.4%
Commerce Bancshares, Inc.	86,799	$ 4,746,169
Community Bank System, Inc.	49,824	2,153,393
First Financial Bankshares, Inc.	101,875	3,011,425
SouthState Corp.	41,448	3,137,614
Stock Yards Bancorp, Inc.	25,477	1,135,001
		$ 14,183,602
Building Products — 6.7%
AAON, Inc.	28,906	$ 2,719,766
AZEK Co., Inc.(1)	73,305	3,345,640
CSW Industrials, Inc.	15,006	3,565,726
Hayward Holdings, Inc.(1)	80,802	1,097,291
Janus International Group, Inc.(1)	140,484	2,024,374
		$ 12,752,797
Capital Markets — 3.3%
Cohen & Steers, Inc.	41,686	$ 2,867,163
Stifel Financial Corp.	42,233	3,375,261
		$ 6,242,424
Chemicals — 1.9%
Balchem Corp.	1,434	$ 202,739
Quaker Chemical Corp.	18,920	3,529,148
		$ 3,731,887
Commercial Services & Supplies — 0.9%
Rentokil Initial PLC ADR	67,736	$ 1,735,396
		$ 1,735,396
Consumer Staples Distribution & Retail — 3.1%
Casey's General Stores, Inc.	4,431	$ 1,416,059
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Chefs' Warehouse, Inc.(1)	36,511	$ 1,207,784
Performance Food Group Co.(1)	49,782	3,379,202
		$ 6,003,045
Containers & Packaging — 3.0%
AptarGroup, Inc.	39,385	$ 5,686,406
		$ 5,686,406
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(1)	7,935	$ 822,939
		$ 822,939
Diversified REITs — 2.7%
Essential Properties Realty Trust, Inc.	194,237	$ 5,116,203
		$ 5,116,203
Electric Utilities — 2.2%
IDACORP, Inc.	43,851	$ 4,156,198
		$ 4,156,198
Electronic Equipment, Instruments & Components — 0.9%
Badger Meter, Inc.	9,936	$ 1,817,493
		$ 1,817,493
Financial Services — 1.3%
Euronet Worldwide, Inc.(1)	23,526	$ 2,415,650
		$ 2,415,650
Food Products — 1.1%
J & J Snack Foods Corp.	7,910	$ 1,085,964
Lancaster Colony Corp.	4,866	928,481
		$ 2,014,445
Ground Transportation — 1.3%
Landstar System, Inc.	14,840	$ 2,588,244
		$ 2,588,244
Health Care Equipment & Supplies — 2.7%
Envista Holdings Corp.(1)	56,105	$ 1,104,146
Integer Holdings Corp.(1)	21,230	2,369,905
Neogen Corp.(1)	138,787	1,711,244
		$ 5,185,295
Health Care Providers & Services — 7.8%
Addus HomeCare Corp.(1)	17,503	$ 1,682,914

See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Chemed Corp.	9,879	$ 5,611,272
Option Care Health, Inc.(1)	90,924	2,717,718
U.S. Physical Therapy, Inc.	49,192	4,993,480
		$ 15,005,384
Hotels, Restaurants & Leisure — 6.3%
Aramark	144,706	$ 4,559,686
Choice Hotels International, Inc.	15,450	1,827,117
Texas Roadhouse, Inc.	7,888	1,268,233
Wyndham Hotels & Resorts, Inc.	58,773	4,320,403
		$ 11,975,439
Industrial REITs — 3.0%
EastGroup Properties, Inc.	20,655	$ 3,208,961
Terreno Realty Corp.	46,642	2,534,993
		$ 5,743,954
Insurance — 7.5%
AMERISAFE, Inc.	29,127	$ 1,328,191
First American Financial Corp.	28,299	1,515,977
RLI Corp.	24,717	3,493,748
Selective Insurance Group, Inc.	39,484	4,013,549
White Mountains Insurance Group Ltd.	2,255	4,009,706
		$ 14,361,171
Leisure Products — 0.5%
Brunswick Corp.	11,259	$ 907,926
		$ 907,926
Machinery — 4.8%
Albany International Corp., Class A	28,337	$ 2,259,876
Atmus Filtration Technologies, Inc.(1)	56,377	1,707,659
Franklin Electric Co., Inc.	15,410	1,483,521
Middleby Corp.(1)	26,624	3,699,937
		$ 9,150,993
Professional Services — 3.2%
CBIZ, Inc.(1)	67,713	$ 4,819,811
NV5 Global, Inc.(1)	15,087	1,406,712
		$ 6,226,523
Retail REITs — 1.6%
NETSTREIT Corp.	185,563	$ 3,126,737
		$ 3,126,737
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 2.3%
Allegro MicroSystems, Inc.(1)	49,601	$ 1,472,654
Axcelis Technologies, Inc.(1)	10,635	1,100,935
Diodes, Inc.(1)	25,039	1,828,097
		$ 4,401,686
Software — 6.2%
Altair Engineering, Inc., Class A(1)	20,725	$ 1,667,326
Clearwater Analytics Holdings, Inc., Class A(1)	82,462	1,301,250
Envestnet, Inc.(1)	63,643	3,950,321
PowerSchool Holdings, Inc., Class A(1)	70,690	1,224,351
Progress Software Corp.	44,923	2,238,064
SPS Commerce, Inc.(1)	9,017	1,567,786
		$ 11,949,098
Specialized REITs — 1.1%
CubeSmart	54,320	$ 2,196,701
		$ 2,196,701
Specialty Retail — 3.8%
Burlington Stores, Inc.(1)	6,046	$ 1,087,917
Valvoline, Inc.(1)	145,360	6,180,707
		$ 7,268,624
Textiles, Apparel & Luxury Goods — 0.9%
Steven Madden Ltd.	41,484	$ 1,676,368
		$ 1,676,368
Trading Companies & Distributors — 3.9%
Core & Main, Inc., Class A(1)	107,475	$ 6,069,113
Herc Holdings, Inc.	9,705	1,388,106
		$ 7,457,219
Total Common Stocks (identified cost $147,139,449)		$187,952,039

See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	3,831,905	$ 3,831,905
Total Short-Term Investments (identified cost $3,831,905)		$ 3,831,905
Total Investments — 100.1% (identified cost $150,971,354)		$191,783,944
Other Assets, Less Liabilities — (0.1)%		$ (234,157)
Net Assets — 100.0%		$191,549,787
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $147,139,449)	$ 187,952,039
Affiliated investments, at value (identified cost $3,831,905)	3,831,905
Dividends receivable	46,837
Dividends receivable from affiliated investments	15,158
Receivable for investments sold	66,009
Trustees' deferred compensation plan	62,773
Total assets	$191,974,721
Liabilities
Payable for investments purchased	$ 199,248
Payable to affiliates:
Investment adviser fee	99,638
Trustees' fees	17
Trustees' deferred compensation plan	62,773
Payable for custodian fee	28,975
Payable for legal and accounting services	23,201
Accrued expenses	11,082
Total liabilities	$ 424,934
Net Assets applicable to investors' interest in Portfolio	$191,549,787

See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income	$ 1,235,565
Dividend income from affiliated investments	48,977
Total investment income	$ 1,284,542
Expenses
Investment adviser fee	$ 586,282
Trustees’ fees and expenses	5,300
Custodian fee	25,355
Legal and accounting services	24,650
Miscellaneous	5,121
Total expenses	$ 646,708
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 1,418
Total expense reductions	$ 1,418
Net expenses	$ 645,290
Net investment income	$ 639,252
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 6,946,645(1)
Net realized gain	$ 6,946,645
Change in unrealized appreciation (depreciation):
Investments	$ 24,368,719
Net change in unrealized appreciation (depreciation)	$24,368,719
Net realized and unrealized gain	$31,315,364
Net increase in net assets from operations	$31,954,616
(1)	Includes $1,546,691 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 639,252	$ 1,181,477
Net realized gain	6,946,645 (1)	6,239,441 (2)
Net change in unrealized appreciation (depreciation)	24,368,719	(19,977,504)
Net increase (decrease) in net assets from operations	$ 31,954,616	$ (12,556,586)
Capital transactions:
Contributions	$ 2,806,103	$ 5,986,402
Withdrawals	(4,981,266)	(11,288,950)
Net decrease in net assets from capital transactions	$ (2,175,163)	$ (5,302,548)
Net increase (decrease) in net assets	$ 29,779,453	$ (17,859,134)
Net Assets
At beginning of period	$ 161,770,334	$ 179,629,468
At end of period	$191,549,787	$161,770,334
(1)	Includes $1,546,691 of net realized gains from redemptions in-kind.
(2)	Includes $3,629,618 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio
April 30, 2024
Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.69% (1)(2)	0.68% (2)	0.69% (2)	0.68%	0.69%	0.69%
Net investment income	0.68% (1)	0.65%	0.41%	0.27%	0.54%	0.51%
Portfolio Turnover	20% (3)	38%	43%	40%	44%	51%
Total Return	19.76% (3)	(7.19)%	(12.42)%	42.69%	(2.63)%	12.82%
Net assets, end of period (000’s omitted)	$191,550	$161,770	$179,629	$215,268	$155,429	$178,500
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(3)	Not annualized.

Tax-Managed Small-Cap Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Small-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing primarily in a diversified portfolio of publicly-traded equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Eaton Vance Tax-Managed Small-Cap Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 65.1% and 34.9%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
G  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Tax-Managed Small-Cap Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6250%
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion and over	0.4375%
For the six months ended April 30, 2024, the investment adviser fee amounted to $586,282 or 0.625% (annualized) of the Portfolio’s average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $1,418 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $37,370,408 and $38,970,242, respectively, for the six months ended April 30, 2024. In-kind sales for the six months ended April 30, 2024 aggregated $1,848,902.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$151,619,168
Gross unrealized appreciation	$ 45,281,506
Gross unrealized depreciation	(5,116,730)
Net unrealized appreciation	$ 40,164,776
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.

Tax-Managed Small-Cap Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

6  Affiliated Investments
At April 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $3,831,905, which represents 2.0% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,508,206	$20,215,454	$(17,891,755)	$ —	$ —	$3,831,905	$48,977	3,831,905
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 187,952,039*	$ —	$ —	$ 187,952,039
Short-Term Investments	3,831,905	—	—	3,831,905
Total Investments	$ 191,783,944	$ —	$ —	$191,783,944
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2024
Officers and Trustees

Officers of Eaton Vance Tax-Managed Small-Cap Fund
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Tax-Managed Small-Cap Portfolio
R. Kelly Williams, Jr. President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Tax-Managed Small-Cap Fund and Tax-Managed Small-Cap Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

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Investment Adviser of Tax-Managed Small-Cap Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Adviser and Administrator of Eaton Vance
Tax-Managed Small-Cap Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7690    4.30.24

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Portfolio

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date:	June 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 25, 2024

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date:	June 25, 2024